NONCONTROLLING INTEREST (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
NONCONTROLLING INTEREST
Net income generated by subsidiaries		119,430	108,998	97,376
Net income attributed to noncontrolling interest	$ 8,178	49,500	45,338	39,752
Percent of net income generated by subsidiaries	41.40%	41.40%	41.60%	40.80%
Percent of net income attributed to noncontrolling interest	49.50%	49.50%	54.40%	70.30%